Financial and other non-current assets (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of financial and other non-current assets [abstract]
Financial assets
(USD millions)	2024	2023

Equity securities	746	1 403

Debt securities	53	29

Fund investments	210	190

Total financial investments	1 009	1 622

Long-term receivables from finance subleases	54	104

Other long-term receivables	179	214

Contingent consideration receivables [1]	671	553

Long-term loans, advances and security deposits	102	114

Total financial assets	2 015	2 607

[1] Note 28 provides additional disclosures related to contingent consideration.

Other non-current assets
(USD millions)	2024	2023

Deferred compensation plans	479	439

Prepaid post-employment benefit plans [1]	2 604	545

Other non-current assets	422	215

Total other non-current assets	3 505	1 199

[1] Note 24 provides additional disclosures related to post-employment benefits.